Share Capital And Share-Based Compensation - Additional Information (Details) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 18, 2026 USD ($) shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($)	Jan. 23, 2025 USD ($) $ / shares
Disclosure Of Equity Compensation [Line Items]
Share capital		$ 1,624	$ 1,619
Capital reserve		1,514,732	1,499,682
Equity compensation expense		$ 15,055	$ 7,229	$ 8,399
Number of options granted | shares		0	1,225,000
Stock options exercisable | shares		0
Operating expenses		$ 77,478	$ 60,369	$ 36,346
Major Other Equity Instruments Transactions
Disclosure Of Equity Compensation [Line Items]
Number of shares granted | shares	1,405,000
Lithium Argentina
Disclosure Of Equity Compensation [Line Items]
Nominal par value | $ / shares					$ 0.01
Share capital					$ 1,619
Capital reserve					$ 1,499,682
Restricted Share Units
Disclosure Of Equity Compensation [Line Items]
Number of shares granted | shares		4,529,000	1,913,000
Fair value of shares granted		$ 12,560	$ 7,346
Unrecognized compensation cost related to unvested share based compensation arrangements		8,678	6,969
Equity compensation expense		11,027	3,118
Restricted Share Units | Major Other Equity Instruments Transactions
Disclosure Of Equity Compensation [Line Items]
Fair value of shares granted	$ 10,859
Stock Options
Disclosure Of Equity Compensation [Line Items]
Unrecognized compensation cost related to unvested share based compensation arrangements		$ 1,368	$ 4,179
Deferred Share Units
Disclosure Of Equity Compensation [Line Items]
Number of shares granted | shares		324,000	203,000
Fair value of shares granted		$ 900	$ 780
Performance Share Units
Disclosure Of Equity Compensation [Line Items]
Number of shares granted | shares		0	0
Unrecognized compensation cost related to unvested share based compensation arrangements		$ 108	$ 412
Equity compensation expense		$ 304	554
Equity Incentive Plan
Disclosure Of Equity Compensation [Line Items]
Maximum percentage of common shares outstanding issuable		8.00%
Equity compensation expense		$ 2,811	$ 3,285